Goodwill and Intangible Assets - Schedule of Change in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Beginning of year	$ 2,333	$ 2,333
Acquired Goodwill	33,509
Impairment	0	0
End of year	$ 35,842	$ 2,333